Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement of Financial Statements [Abstract]
Schedule of restatement of previously issued financial statements

(1)    The Company determined that it should accrue a liability for potential 2019 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 — Sales Tax Liability). Accordingly, the Company accrued a liability of $2,910,200, representing a potential liability for sales taxes and penalties of $2,808,000 and interest expense of $102,200.

(2)    The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.

The following tables summarize the effect of the restatement on the specific items presented in our historical financial statements included in our previously reported December 31, 2019 financial statements:

1847 GOEDEKER INC.
BALANCE SHEET

	December 31, 2019 (As Filed)		Adjustments	December 31, 2019 (As Restated)
ASSETS
Total Current Assets	4,494,402		—	4,494,402
Goodwill	4,976,016	(2)	(372,063)	4,603,953
TOTAL ASSETS	$14,278,926		$(372,063)	$13,906,863

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current Liabilities
Accounts payable and accrued expenses	$2,465,220	(1)	$2,910,200	$5,375,420
Total Current Liabilities	11,215,028		2,910,200	14,125,228
TOTAL LIABILITIES	15,074,880		2,910,200	17,985,080
Stockholders’ Deficit
Additional paid-in capital	1,271,721	(2)	(192,542)	1,079,179
Accumulated deficit	(2,068,150)	(1)	(2,910,200)	(5,157,871)
		(2)	(179,521)
Total Stockholders’ Deficit	(795,954)		(3,282,263)	(4,078,217)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	14,278,926		$(372,063)	$13,906,863

1847 GOEDEKER INC.
STATEMENTS OF OPERATIONS

	Period from April 6, 2019 through December 31, 2019 (As Filed)		Adjustments	Period from April 6, 2019 through December 31, 2019 (As Restated)
Gross profit	6,071,983		—	6,071,983
Operating Expenses
General and administrative	1,741,050	(1)	2,808,000	4,728,571
		(2)	179,521
Total Operating Expenses	7,789,221		2,987,521	10,776,742

LOSS FROM OPERATIONS	(1,717,238)		(2,987,521)	(4,704,759)

Total Other Income (Expense)	(1,049,215)		(102,200)	(1,151,415)

NET LOSS BEFORE INCOME TAXES	(2,766,453)		(3,089,721)	(5,856,174)

INCOME TAX BENEFIT (EXPENSE)	698,303		—	698,303
NET LOSS	$(2,068,150)		$(3,089,721)	$(5,157,871)
LOSS PER COMMON SHARE – BASIC AND DILUTED	$(0.41)			$(1.03)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	5,000,000			5,000,000

1847 GOEDEKER INC.
STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT)

	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity (Deficit)
	Shares	Amount
As Filed:
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	4,750,000	475	979,048	—	979,523
Net loss for the period from April 6, 2019 through December 31, 2019	—	—	—	(2,068,150)	(2,068,150)
Balance, December 31, 2019	4,750,000	$475	$1,272,195	$(2,068,150)	$(795,954)

As Restated:
Capital contribution by Holdco for the acquisition of Goedeker Television Co.	4,750,000	475	786,506	—	786,981
Net loss for the period from April 6, 2019 through December 31, 2019	—	—	—	(5,157,871)	(5,157,871)
Balance, December 31, 2019	4,750,000	$475	$1,079,179	$(5,157,871)	$(4,078,217)

1847 GOEDEKER INC.
STATEMENTS OF CASH FLOWS

	Period from April 6, 2019 through December 31, 2019 (As Filed)		Adjustments	Period from April 6, 2019 through December 31, 2019 (As Restated)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,068,150)	(1)	$(2,910,200)	$(5,157,871)
		(2)	(179,521)
Accounts payable and accrued expenses	(1,464,657)	(1)	2,910,200
		(2)	179,521	1,625,064
Net cash provided by (used in) operating activities	(2,299,215)		—	(2,299,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(2,200)			(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	2,772,723		—	2,772,723
NET CHANGE IN CASH AND RESTRICTED CASH	471,308		—	471,308
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	—		—	—
CASH AND RESTRICTED CASH, END OF YEAR	$471,308		$—	$471,308